Leases - Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate [Abstract]
Fixed operating lease	$ 3,158,279	$ 3,158,279	$ 3,158,279
Variable operating lease	(528,027)	(237,779)	439,004
Total lease expense	2,630,252	2,920,500	3,597,283
Right-of-use assets-operating lease, net	1,560,385	4,587,352
Operating lease liabilities – current	1,437,353	3,026,234
Operating lease liabilities – non-current		1,572,994
Total operating lease liabilities	$ 1,437,353	$ 4,599,228
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	6 months	1 year 6 months
Weighted average discount rate	4.16%	4.16%
Depreciation expenses	$ 2,704,847	$ 2,704,848	2,704,847
Interest expenses-fixed	1,196,602	1,443,772	1,689,926
Interest expenses-variable	238,965	496,612	300,761
Total	4,140,414	4,645,232	$ 4,695,534
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	38,118,961	40,753,604
Financing lease liabilities – current	3,338,390	3,256,190
Financing lease liabilities – non-current	10,677,310	13,948,550
Total financing lease liabilities	$ 14,015,700	$ 17,204,740
Weighted average remaining lease term (years)	3 years 4 months 2 days	4 years 4 months 2 days
Weighted average discount rate	7.61%	7.61%